RELATED PARTIES (Narrative) (Details) - Gibraltar Joint Venture [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Management fee income	$ 1,227	$ 1,291
Reimbursable compensation expenses and third party costs	$ 343	$ 190